FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total assets	$ 741	$ 730
Total liabilities		2
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	706	703
Total liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Total liabilities		2
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	35	27
Total liabilities
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Total assets	7
Guarantee Deposits [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	7
Guarantee Deposits [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Guarantee Deposits [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total assets		22
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets		22
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Total liabilities		2
Derivative Financial Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities		2
Derivative Financial Instruments [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	389	279
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	389	279
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	79	116
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	79	116
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	3	31
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	3	31
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Mutual Funds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	123	187
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	88	160
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	35	27
Investment funds [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	140	95
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	140	95
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets